UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR/A

AMENDED CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2008

ITEM 1.     REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Global Bond Portfolio

Semi-Annual Report

June 30, 2008

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$131,972,584
Cash	5,098
Cash denominated in foreign currencies (2)	33,617
Interest receivable	2,439,089
Subscriptions receivable	148,563
Unrealized appreciation on forward foreign currency contracts	7,186,101

Total assets	141,785,052

LIABILITIES:
Due to investment adviser	150,676
Redemptions payable	226,049
Unrealized depreciation on forward foreign currency contracts	5,394,743

Total liabilities	5,771,468

NET ASSETS	$136,013,584

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,276,247
Additional paid-in capital	117,172,854
Net unrealized appreciation on investments and forward foreign currency contracts	9,671,107
Undistributed net investment income	503,264
Accumulated net realized gain on investments and forward foreign currency contracts	7,390,112

NET ASSETS	$136,013,584

NET ASSET VALUE PER OUTSTANDING SHARE (Offering and Redemption Price)	$10.66

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	12,762,467

(1) Cost of investments in securities:	$124,093,488
(2) Cost of cash denominated in foreign currencies:	32,964

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2008
UNAUDITED

INVESTMENT INCOME:
Interest	$3,403,651
Foreign withholding tax	(77,958)

Total income	3,325,693

EXPENSES:
Management fees	890,394

NET INVESTMENT INCOME	2,435,299

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	5,732,065
Net realized gain on forward foreign currency contracts	941,676
Change in net unrealized appreciation on investments	(4,678,986)
Change in net unrealized appreciation on forward foreign currency contracts	67,303

Net realized and unrealized gain on investments and forward foreign currency contracts	2,062,058

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,497,357

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2008 AND YEAR ENDED DECEMBER 31, 2007

	2008	2007

	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$2,435,299	$3,210,673
Net realized gain on investments	5,732,065	9,486,927
Net realized gain on forward foreign currency contracts	941,676	6,340,685
Change in net unrealized appreciation on investments	(4,678,986)	1,833,480
Change in net unrealized appreciation on forward foreign currency contracts	67,303	(1,317,997)

Net increase in net assets resulting from operations	4,497,357	19,553,768

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,198,787)	(14,362,165)
From net realized gains		(4,298,795)

Total distributions	(2,198,787)	(18,660,960)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	29,878,019	61,256,947
Reinvestment of distributions	2,198,787	18,660,960
Redemptions of shares	(32,951,648)	(210,776,572)

Net decrease in net assets resulting from share transactions	(874,842)	(130,858,665)

Total increase (decrease) in net assets	1,423,728	(129,965,857)

NET ASSETS:
Beginning of period	134,589,856	264,555,713

End of period (1)	$136,013,584	$134,589,856

OTHER INFORMATION:

SHARES:
Sold	2,706,169	5,480,394
Issued in reinvestment of distributions	206,653	1,771,918
Redeemed	(3,004,010)	(19,213,702)

Net decrease	(91,188)	(11,961,390)

(1) Including undistributed net investment income	$503,264	$266,752

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Six Months Ended June 30, 2008		Year Ended December 31,

			2007	2006	2005	2004	2003

	UNAUDITED

Net Asset Value, Beginning of Period	$10.47		$10.66	$9.98	$10.63	$10.47	$10.34

Income from Investment Operations

Net investment income	0.20		1.24	0.67	0.60	0.25	0.17
Net realized and unrealized gain (loss)	0.17		0.19	0.78	(0.52)	0.25	0.58

Total Income From Investment Operations	0.37		1.43	1.45	0.08	0.50	0.75

Less Distributions

From net investment income	(0.18)		(1.24)	(0.74)	(0.54)	(0.25)	(0.19)
From net realized gains			(0.38)	(0.03)	(0.19)	(0.09)	(0.43)

Total Distributions	(0.18)		(1.62)	(0.77)	(0.73)	(0.34)	(0.62)

Net Asset Value, End of Period	$10.66		$10.47	$10.66	$9.98	$10.63	$10.47

Total Return	3.49	% ◆	13.57%	14.85%	0.62%	4.84%	7.36%

Net Assets, End of Period ($000)	$136,014		$134,590	$264,556	$245,696	$226,930	$133,333

Ratio of Expenses to Average Net Assets	1.30	% *	1.30%	1.30%	1.30%	1.30%	1.30%

Ratio of Net Investment Income to Average Net Assets	3.56	% *	1.98%	3.09%	1.95%	2.00%	2.12%

Portfolio Turnover Rate	37.77	% ◆	33.83%	46.42%	246.45%	245.82%	225.08%

◆	Based on operations for the period shown and, accordingly, are not representative of a full year.

*	Annualized

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS

JUNE 30, 2008
UNAUDITED

BONDS

Par Value ($)		Value ($)

CANADIAN - PROVINCIAL --- 4.92%
680,000,000	Province of Ontario	6,488,667
JPY	Unsubordinated Debentures
	1.875% January 25, 2010
		$6,488,667

FINANCIAL SERVICES --- 4.08%
5,600,000	Oesterreichische Kontrollbank AG	5,388,707
CHF	Bonds
	2.750% June 14, 2011
		$5,388,707

FOREIGN BANKS --- 6.14%
3,880,000	KfW Bankengruppe	2,830,329
NZD	Foreign Government Guaranteed Bonds
	6.375% February 17, 2015
560,000,000	KfW Bankengruppe *	5,274,574
JPY	Foreign Government Guaranteed Bonds
	0.658% August 8, 2011
		$8,104,903

FOREIGN GOVERNMENTS --- 62.12%
3,837,500	Government of Argentina *	3,303,320
	Bonds
	5.374% August 3, 2012
4,705,000	Government of Australia	4,452,707
AUD	Notes
	6.000% July 14, 2009
2,485,000	Government of Australia	2,278,730
AUD	Bonds
	6.000% May 1, 2012
600,000	Government of Belgium	913,216
EUR	Bonds
	4.250% September 28, 2014
1,320,000	Government of Brazil	7,208,084
BRL	Notes
	10.000% January 1, 2014
200,000	Government of Brazil	2,013,681
BRL	Notes
	6.000% May 15, 2015
100,000	Government of Brazil	994,333
BRL	Notes
	6.000% May 15, 2045
330,000	Government of Brazil	1,787,344
BRL	Notes
	10.000% January 1, 2012
140,000	Government of Brazil	680,158
BRL	Notes
	10.000% January 1, 2017
4,100,000	Government of France	6,189,267
EUR	Bonds
	4.250% October 25, 2017
25,300,000,000	Government of Indonesia	2,331,664
IDR	Bonds
	11.000% November 15, 2020
2,400,000,000	Government of Indonesia	232,107
IDR	Bonds
	12.000% September 15, 2026
10,000,000,000	Government of Indonesia	961,157
IDR	Bonds
	11.500% September 15, 2019
37,750,000,000	Government of Indonesia	3,584,244
IDR	Bonds
	10.750% May 15, 2016
2,350,000	Government of Iraq	1,692,000
	Bonds
	5.800% January 15, 2028
159,000,000	Government of Korea	148,105
KRW	Bonds
	5.250% September 10, 2012
3,959,000,000	Government of Korea	3,642,201
KRW	Bonds
	5.500% September 10, 2017
159,000,000	Government of Korea	142,036
KRW	Bonds
	5.000% September 10, 2016
371,000,000	Government of Korea	340,983
KRW	Bonds
	4.750% March 10, 2012
410,000	Government of Malaysia	117,271
MYR	Bonds
	3.814% February 15, 2017
4,135,000	Government of Malaysia	1,265,494
MYR	Bonds
	6.450% July 1, 2008
290,000	Government of Malaysia	90,787
MYR	Bonds
	7.000% March 15, 2009
30,000	Government of Malaysia	9,079
MYR	Bonds
	3.833% September 28, 2011
11,350,000	Government of Malaysia	3,316,538
MYR	Bonds
	4.240% February 7, 2018
28,400,000	Government of Mexico	2,590,480
MXP	Bonds
	8.000% December 17, 2015
37,400,000	Government of Mexico	3,836,065
MXP	Bonds
	10.000% December 5, 2024
3,955,000	Government of Netherlands	6,091,226
EUR	Bonds
	4.500% July 15, 2017
27,550,000	Government of Norway	5,460,014
NOK	Bonds
	6.000% May 16, 2011
9,280,000	Government of Peru	3,444,720
PEN	Bonds
	8.600% August 12, 2017
1,800,000	Government of Poland	779,083
PLN	Bonds
	5.750% September 23, 2022
6,420,000	Government of Sweden	1,056,311
SEK	Bonds
	4.000% December 1, 2009
66,275,000	Government of Sweden	11,036,572
SEK	Bonds
	5.000% January 28, 2009
		$81,988,977

SUPRANATIONALS --- 5.65%
150,000,000	European Investment Bank *	1,412,386
JPY	Notes
	0.709% September 21, 2011
9,950,000	European Investment Bank	1,840,277
NOK	Notes
	4.500% May 15, 2013
42,000,000	Inter-American Development Bank	3,290,572
MXP	Senior Unsubordinated Notes
	7.500% December 5, 2024
1,300,000	Inter-American Development Bank	911,463
NZD	Senior Unsecured Notes
	6.000% December 15, 2017
		$7,454,698

U.S. MUNICIPAL --- 4.78%
30,000	Alabama Public Housing Authorities	28,450
	Bonds
	4.450% January 1, 2024
700,000	Chicago Illinois Waterworks Revenue	738,682
	Bonds
	5.000% November 1, 2019
100,000	Commonwealth of Puerto Rico	104,931
	Bonds
	5.500% July 1, 2021
200,000	Dickinson Independent School District	191,588
	Bonds
	4.750% February 15, 2033
500,000	Florida State Board of Education	517,095
	Bonds
	5.000% July 1, 2021
550,000	Florida State Board of Education	567,022
	Bonds
	5.000% July 1, 2022
500,000	Florida State Board of Education	519,535
	Bonds
	5.000% July 1, 2020
650,000	Illinois Finance Authority Revenue	653,451
	Bonds
	5.000% January 1, 2020
715,000	JEA Water & Sewer System	664,893
	Bonds
	4.750% October 1, 2040
100,000	Metropolitan Atlanta Rapid Transit Authority	106,262
	Bonds
	5.000% July 1, 2019
500,000	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board	538,825
	Bonds
	5.000% October 1, 2018
150,000	North Carolina Eastern Municipal Power Agency	158,853
	Bonds
	5.250% January 1, 2019
350,000	Public Power Generation Agency	369,065
	Bonds
	5.000% January 1, 2019
400,000	Regional Transportation District	413,020
	Bonds
	5.000% December 1, 2021
275,000	State of California	275,710
	Bonds
	5.125% April 1, 2033
310,000	State of California	303,397
	Bonds
	5.000% April 1, 2038
100,000	State of New York	101,769
	Bonds
	5.000% April 1, 2026
50,000	State of Wisconsin	52,100
	Bonds
	5.000% May 1, 2021
		$6,304,648

TOTAL BONDS --- 87.69%		$115,730,600
(Cost $108,154,123)

OPTIONS PURCHASED

Shares		Value ($)

1,000	Brazilian Real Put, strike price 2.05 BRL, expiration date January 20, 2009	3,800
		$3,800

TOTAL OPTIONS PURCHASED --- 0.00%		$3,800
(Cost $3,750)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)
13,425,000	Federal Home Loan Bank	13,425,000
	2.030% July 1, 2008
2,220,000	Government of Malaysia ‡	673,957
MYR	3.500% September 23, 2008
13,000,000	Government of Sweden ‡	2,139,227
SEK	3.600% September 17, 2008

TOTAL SHORT-TERM INVESTMENTS --- 12.30%		$16,238,184
(Cost $15,935,615)

TOTAL MAXIM GLOBAL BOND PORTFOLIO --- 100%		$131,972,584
(Cost $124,093,488)

Legend

*	Represents the current interest rate for variable rate security.
‡	For zero coupon bond, the interest rate shown is the effective yield on date of purchase.

For Fund compliance purposes, management determines the Fund’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total investments.

See Summary of Investments by Country following the Schedule of Investments.
See Notes to Financial Statements.

Currency Abbreviation

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CHF	-	Swiss Franc
EUR	-	Euro Dollar
IDR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXP	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
SCHEDULE OF INVESTMENTS BY COUNTRY

JUNE 30, 2008
UNAUDITED

		% of Portfolio
Country	Values ($)	Investment
Argentina	3,303,320	2.50%
Australia	6,731,437	5.10%
Austria	5,388,707	4.08%
Belgium	913,216	0.69%
Brazil	12,683,600	9.61%
Canada	6,488,667	4.92%
European Community	3,252,663	2.47%
France	6,189,267	4.69%
Germany	8,108,703	6.14%
Indonesia	7,109,173	5.39%
Iraq	1,692,000	1.28%
Latin America	4,202,035	3.18%
Malaysia	5,473,126	4.15%
Mexico	6,426,545	4.87%
Netherlands	6,091,226	4.62%
Norway	5,460,014	4.14%
Peru	3,444,720	2.61%
Poland	779,083	0.59%
South Korea	4,273,324	3.24%
Sweden	14,232,110	10.78%
United States	19,729,648	14.95%
	131,972,584	100.00%

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2008 and Year Ended December 31, 2007

Maxim Global Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM GLOBAL BOND PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008
UNAUDITED

1.     ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-three portfolios. Interests in the Maxim Global Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek current income with capital appreciation and growth of income. The Portfolio is non-diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Foreign securities are valued at the closing price on the security’s primary exchange. If the closing price is not available, the current bid will be used. Foreign exchange rates are valued utilizing the New York closing rates.

Because developments that could affect the values of foreign securities may occur between the close of the foreign market where the security is principally traded and the valuation time, current market prices may not be readily available when the Portfolio determines the net asset value as of valuation time, and therefore, the Portfolio may adjust previous closing market prices of foreign securities to reflect what it believes to be the fair value of the securities as of the valuation time. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Effective January 1, 2008, the Portfolio adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The adoption had no impact to the portfolio.
The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
As of June 30, 2008, the inputs used to value the fund’s investments were as follows:

		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable	Unobservable
		for Identical Assets	Inputs	Inputs
Description		(Level 1)	(Level 2)	(Level 3)	Total
Assets
Bonds	$		$113,890,322	$1,840,278	$115,730,600
Derivatives				3,800	3,800
Short-Term Investments		13,425,000	2,813,184		16,238,184
Total		$13,425,000	$116,703,506	$1,844,078	$131,972,584

The following is a reconciliation of change in Level 3 assets during the six months ended June 30, 2008:

Description	Bonds		Derivatives	Total
Beginning Balance	$3,585,724	$		$3,585,724
Total gain (or losses) (realized/unrealized)	(677,673)		50	(677,623)
Purchases, sales and corporate actions	1,909,956		3,750	1,913,706
Transfers into (out of) Level 3	(2,977,729)			(2,977,729)
Ending Balance	$1,840,278		$3,800	$1,844,078

Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Currency Transactions

The Portfolio enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign security holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is shown separately on the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Options

As part of its investment programs, the Portfolio may utilize options. Options may be written (sold) or purchased by the Portfolio. When the Portfolio purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When the Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and its value is marked-to-market daily. When options, whether written or purchased, expire, are exercised or are closed, the realized gain or loss is included in the Statement of Operations.

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Portfolio involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform.

Dividends
Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of specific lot selection.
Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes
For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders
The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States.

Application of Recent Accounting Pronouncements

Effective January 1, 2008, the Portfolio adopted the FASB Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – Including an Amendment of FASB Statement No. 115” (“FAS 159”). FAS 159 permits an entity to measure financial instruments and certain other items at estimated fair value. Most of the provisions of FAS 159 are elective; however, the amendment to FASB No. 115, “Accounting for Certain Investments in Debt and Equity Securities”, applies to all entities that own trading and available-for-sale securities. The fair value option (a) may generally be applied instrument by instrument, (b) is irrevocable unless a new election date occurs, and (c) must be applied to the entire instrument and not to only a portion of the instrument. FAS 159 is effective as of the beginning of the first fiscal year that begins after November 15, 2007. The adoption had no impact on the financial statements.

2.     INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.
GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.
As of June 30, 2008, there were thirty-three Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $92,300 for the six months ended June 30, 2008. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.     PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $51,282,122 and $29,254,154, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $0 and $14,600,000, respectively.

4.     UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2008, the U.S. Federal income tax cost basis was $123,523,655. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $10,840,049 and gross depreciation of securities in which there was an excess of tax cost over value of $2,391,120 resulting in net appreciation of $8,448,929.

5.     FORWARD FOREIGN CURRENCY CONTRACTS

     As of June 30, 2008, the Portfolio held the following forward foreign currency contracts:

			Net
	Delivery		Unrealized
	Value	Settlement	Appreciation
	(Foreign Currency)	Date	(Depreciation)
Short Contracts:
British Pound (Malaysian Ringgit)	456,505	April 2009	$15,975
British Pound (Malaysian Ringgit)	114,126	May 2009	3,105
British Pound (Singapore Dollar)	457,765	April 2009	12,087
British Pound (U.S. Dollar)	680,000	April 2009	(4,762)
Euro Dollar (Japanese Yen)	12,204,003	February 2009	(841,277)
Euro Dollar (Japanese Yen)	1,874,210	March 2009	(2,125)
Euro Dollar (Japanese Yen)	3,340,704	April 2009	66,374
Euro Dollar (Malaysian Ringgit)	457,077	April 2009	16,929
Euro Dollar (Malaysian Ringgit)	1,206,730	June 2009	24,141
Euro Dollar (Singapore Dollar)	4,902,976	April 2009	167,692
Euro Dollar (Singapore Dollar)	148,550	May 2009	(1,292)
Euro Dollar (Singapore Dollar)	467,982	June 2009	5,815
Euro Dollar (U.S. Dollar)	2,931,289	January 2009	(292,126)
Euro Dollar (U.S. Dollar)	17,621,671	February 2009	(1,538,048)
Euro Dollar (U.S. Dollar)	4,649,144	March 2009	(235,427)
Euro Dollar (U.S. Dollar)	1,787,526	April 2009	(8,128)
Euro Dollar (U.S. Dollar)	875,853	June 2009	25,879
South Korean Won (Swiss Franc)	4,618,279,500	November 2008	573,486
South Korean Won (Swiss Franc)	456,911,672	January 2009	48,666
South Korean Won (Swiss Franc)	640,000,000	March 2009	46,155
South Korean Won (Swiss Franc)	570,424,000	April 2009	42,178
South Korean Won (U.S. Dollar)	3,107,080,502	January 2009	306,295
South Korean Won (U.S. Dollar)	606,819,200	February 2009	62,188
South Korean Won (U.S. Dollar)	301,504,000	March 2009	32,905
Mexican Peso (Chilean Peso)	2,296,263	September 2008	(13,333)
Mexican Peso (Chilean Peso)	18,541,182	May 2009	52,042
Mexican Peso (Indian Rupee)	28,863,545	January 2009	(81,372)
Mexican Peso (Indian Rupee)	40,922,700	May 2009	124,077
Mexican Peso (Japanese Yen)	17,301,920	February 2009	(85,748)
Mexican Peso (U.S. Dollar)	3,500,000	July 2008	(23,503)
New Zealand Dollar (Indian Rupee)	4,529,044	February 2009	358,364
Romanian New Leu (Czech Koruna)	4,808,577	February 2009	(48,659)
Romanian New Leu (Euro Dollar)	4,085,333	December 2008	2,158
Romanian New Leu (Norwegian Krone)	3,700,000	November 2008	12,257
Romanian New Leu (Swedish Krona)	2,639,961	December 2008	4,129
Swiss Franc (U.S. Dollar)	3,035,730	October 2008	165,594

Long Contracts:
Chilean Peso (Mexican Peso)	104,411,075	September 2008	(5,054)
Chilean Peso (Mexican Peso)	808,344,865	May 2009	(224,593)
Czech Koruna (Romanian New Leu)	31,622,082	February 2009	256,435
Euro Dollar (Romanian New Leu)	1,115,000	December 2008	110,034
Indian Rupee (Mexican Peso)	100,361,432	January 2009	(300,709)
Indian Rupee (Mexican Peso)	160,502,922	May 2009	(195,843)
Indian Rupee (New Zealand Dollar)	139,750,000	February 2009	(377,272)
Japanese Yen (Euro Dollar)	1,885,912,479	February 2009	433,040
Japanese Yen (Euro Dollar)	286,883,438	March 2009	(77,148)
Japanese Yen (Euro Dollar)	517,950,576	April 2009	(104,622)
Japanese Yen (U.S. Dollar)	57,777,500	July 2008	51,507
Japanese Yen (U.S. Dollar)	293,532,200	August 2008	171,606
Japanese Yen (U.S. Dollar)	854,238,000	November 2008	404,268
South Korean Won (U.S. Dollar)	6,000,000,000	August 2008	(834,298)
Kazakhstan Tenge (U.S. Dollar)	91,854,000	July 2008	9,417
Kazakhstan Tenge (U.S. Dollar)	32,475,000	December 2008	15,118
Kazakhstan Tenge (U.S. Dollar)	660,532,500	February 2009	250,349
Malaysian Ringgit (British Pound)	2,747,284	April 2009	(30,430)
Malaysian Ringgit (British Pound)	687,803	May 2009	(5,840)
Malaysian Ringgit (Euro Dollar)	2,227,565	April 2009	(22,927)
Malaysian Ringgit (Euro Dollar)	8,287,383	June 2009	9,805
Malaysian Ringgit (U.S. Dollar)	25,342,500	July 2008	255,930
Norwegian Krone (Romanian New Leu)	8,205,811	November 2008	78,498
Polish Zloty (U.S. Dollar)	30,500,000	August 2008	2,047,013
Swedish Krona (Romanian New Leu)	6,814,320	December 2008	58,451
Singapore Dollar (British Pound)	1,197,394	April 2009	21,234
Singapore Dollar (Euro Dollar)	10,296,639	April 2009	122,108
Singapore Dollar (Euro Dollar)	303,503	May 2009	3,434
Swiss Franc (South Korean Won)	5,464,579	November 2008	421,040
Swiss Franc (South Korean Won)	520,181	January 2009	29,895
Swiss Franc (South Korean Won)	660,789	March 2009	(7,370)
Swiss Franc (South Korean Won)	591,032	April 2009	(6,333)
Swiss Franc (U.S. Dollar)	446,487	October 2008	49,957
Swiss Franc (U.S. Dollar)	2,212,840	November 2008	191,967

Net Appreciation			$1,791,358

6.     DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and differing treatments regarding recognition of market discount and original issue discount. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.
The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 22, 2008 (the "Meeting"), approved the continuation of (i) the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and each of the following Sub-Advisers:

Sub-Adviser	Portfolio
Alliance Capital Management, L.P.	Maxim Bernstein International Equity Portfolio
Ariel Capital Management, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
BNY Investment Advisors	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
INVESCO Global Asset Management (N.A.), Inc.	Maxim Invesco ADR Portfolio
INVESCO Institutional (N.A.), Inc.	Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management, LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio
Western Asset Management Company	Maxim High Yield Bond Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
Silvant Capital Management LLC (a subsidiary of RidgeWorth Capital Management, Inc., formally known as Trusco Capital Management, Inc.)	Maxim Small-Cap Growth Portfolio

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 25, 2008, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"). The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds. For Portfolios other than the Index Portfolios, this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2007, calendar year returns for the five-year period ended December 31, 2007, and risk-adjusted performance measures. In addition, for Portfolios other than the Index Portfolios and the Profile Portfolios (for which Morningstar performance information is not provided), this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category. The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment style from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Profile Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating. For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis. In this regard, the Board noted that the Maxim Small-Cap Growth Portfolio (formerly known as the Maxim Trusco Small-Cap Growth Portfolio), Maxim Ariel Small-Cap Value Portfolio, and Maxim Ariel MidCap Value Portfolio fell below the Portfolio quantitative benchmark for long-term performance. With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, recent changes in the management of the Sub-Adviser, and the fact that the Portfolio had outperformed its Morningstar category over the most recent calendar year, and concluded that it was satisfied with the current performance of the Portfolio. With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios’ position in the Fund's overall Portfolio lineup, and concluded that, despite the Portfolios' underperformance, there is a market for the Portfolios' shares. As to the remaining Portfolios (other than the Index Portfolios and the Profile Portfolios), the Board determined that it was satisfied with investment performance.

The Board also reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track and the performance of the Profile Portfolios as compared against the performance of similarly managed funds, and concluded that it was satisfied with the investment performance of the Index Portfolios and the Profile Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company, and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.     CODE OF ETHICS.

Not required in filing.

ITEM 3.      AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.      PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.      AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.      SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.      PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.      CONTROLS AND PROCEDURES.

(a)     The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)     The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a)     (1) Not required in filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President

Date:     August 25, 2008

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:     August 25, 2008